                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09025

                               New Covenant Funds
               (Exact name of registrant as specified in charter)

200 East Twelfth Street Jeffersonville, IN                               47130
 (Address of principal executive offices)                             (Zip code)

             BISYS Fund Services 3435 Stelzer Road Columbus OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-858-6127

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

NEW COVENANT FUNDS
GROWTH FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

  SHARES
    OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                           VALUE
----------   --------------------------------------------------   --------------
COMMON STOCKS (98.5%):
Advertising (1.2%):
   317,500   Interpublic Group of Cos., Inc. (b)(L)               $    3,695,700
    35,900   Lamar Advertising Co. (b) (L)                             1,628,424
    13,800   Monster Worldwide, Inc. (b) (L)                             423,798
    56,600   Omnicom Group, Inc. (L)                                   4,733,458
                                                                  --------------
                                                                      10,481,380
                                                                  --------------

Aerospace (0.3%):
     6,400   Innovative Solutions & Support, Inc. (b) (L)                 99,392
    50,600   United Technologies Corp.                                 2,623,104
                                                                  --------------
                                                                       2,722,496
                                                                  --------------

Automotive (1.0%):
     6,600   American Axle & Manufacturing Holdings, Inc. (L)            152,328
     5,500   Bayerische Motoren Werke AG                                 258,514
    15,000   Bridgestone Corp.                                           321,655
    12,500   DaimlerChrysler AG                                          665,286
    50,000   Dana Corp. (L)                                              470,500
   108,500   Honda Motor Co. Ltd. (L)                                  3,081,400
    10,600   Hyundai Motor Co., Ltd. - GDR                               414,739
    26,000   Ngk Spark Plug Co                                           377,427
    90,500   Nissan Motors                                             1,035,016
    12,900   Noble International, Ltd.                                   311,664
     1,400   Renault SA                                                  132,991
     5,320   Reynolds & Reynolds Co.                                     145,821
    37,000   Suzuki Motor Corp.                                          685,669
    13,480   Tenneco Automotive, Inc. (b)                                236,035
    15,400   Titan International, Inc. (L)                               211,442
     4,300   Volkswagen AG                                               265,922
                                                                  --------------
                                                                       8,766,409
                                                                  --------------

Banking (5.8%):
    62,234   ABN AMRO Holdings NV                                      1,495,212
    72,000   Akbank Turk Anonim Sirketi                                  479,464
     2,200   Anchor BanCorp Wisconsin, Inc.                               64,856
    15,020   Australia and New Zealand Banking Group Ltd.                275,190
     1,190   BancFirst                                                   101,150
    84,000   Banco Bilbao Vizcaya                                      1,477,415
    74,000   Banco Santander Central Hispano SA                          975,034
   253,380   Bank of America Corp.                                    10,667,299
    34,000   Bank of Yokohama, Ltd.                                      259,531
    23,900   Banque Nationale de Paris                                 1,822,327
    16,500   Barclays Plc                                                167,242
    15,200   City Holding Co. (L)                                        543,552
    45,400   Comerica, Inc.                                            2,674,060
    13,714   Credit Suisse Group                                         609,677
    26,900   Credito Italiano                                            152,087
     4,300   Deutsche Bank AG                                            404,066
     8,200   East West Bancorp, Inc. (L)                                 279,128
     2,700   Farmers Capital Bank Corp.                                   83,646
     3,820   First Citizens Bancshares, Inc., Class A                    651,883

     1,200   First Community Bancorp                                      57,396
     4,900   Fortis                                                      142,062
     8,000   HDFC Bank, Ltd. - ADR                                       409,600
    18,370   Holderbank Financiere Glarus                              1,224,999
    34,100   HSBC Holdings Plc                                           553,133
    46,356   JPMorgan Chase & Co.                                      1,572,859
   120,100   KeyCorp (L)                                               3,873,225
    38,032   Kookmin Bank - ADR                                        2,253,396
    48,700   Lloyds TSB Group Plc                                        402,301
       228   Mitsubishi Tokyo Financial Group, Inc.                    3,004,193
     4,500   National Bank of Canada                                     233,435
    34,600   Northern Trust Corp.                                      1,749,030
 1,265,500   PT Bank Mandiri                                             178,500
   255,000   Public Bank Berhad                                          470,280
    21,400   R & G Financial Corp. (L)                                   294,250
    48,600   Royal Bank of Scotland Group Plc (R)                      1,383,241
     3,600   Societe Generale                                            412,065
    25,000   Standard Bank                                               275,473
    31,200   Standard Chartered Plc                                      674,973
       277   Sumitomo Mitsui Financial Group                           2,615,514
    13,100   SVB Financial Group (b) (L)                                 637,184
     4,000   Taylor Capital Group Inc.                                   151,280
    15,330   TriCo Bancshares                                            329,902
   115,000   U.S. Bancorp                                              3,229,200
    12,000   Unibanco - GDR (L)                                          631,200
    35,400   Wells Fargo & Co.                                         2,073,378
     4,300   Wintrust Financial Corp. (L)                                216,118
                                                                  --------------
                                                                      52,231,006
                                                                  --------------

Broadcasting and Media (3.5%):
     6,000   CKX, Inc. (b)                                                75,420
    82,272   Comcast Corp. New Class A (b)                             2,417,151
     7,600   Comcast Corp. Special Class A (b)                           218,728
    17,040   Cumulus Media, Inc. (b) (L)                                 212,830
   247,500   DIRECTV Group, Inc. (b)                                   3,707,550
    17,900   Entravision Communications Corp. (b)                        140,873
    28,300   Gannett Co., Inc.                                         1,947,889
     8,800   Grupo Televisa                                              631,048
    36,978   Liberty Global Inc. (b) (L)                               1,001,364
    36,976   Liberty Global, Inc. (b) (L)                                952,132
   399,000   Liberty Media Corp. (b)                                   3,211,950
     8,300   Radio One, Inc. (b)                                         109,187
   655,850   Time Warner, Inc.                                        11,877,443
   146,200   Viacom, Inc. - Class B                                    4,826,062
    13,900   Warner Music Group Corp. (b) (L)                            257,289
     6,500   Worldspace, Inc. (b)                                         91,585
                                                                  --------------
                                                                      31,678,501
                                                                  --------------

Chemicals (0.6%):
     9,100   Cad Potash Corporation Of Saskatchewan                      849,689
    12,500   Dow Chemical Co.                                            520,875
    72,000   Lyondell Chemical Co.                                     2,060,641
     8,400   Nitto Denko Corp.                                           473,667
     2,700   Norsk Hydro ASA                                             303,459
    50,000   Sumitomo Chemical Co.                                       309,742
       242   Syngenta AG                                                  25,441
    10,500   Takeda Chemical Industries                                  626,368
                                                                  --------------
                                                                       5,169,882
                                                                  --------------

Commercial Services (1.5%):
    15,569   Aaron Rents, Inc. (L)                                       329,284
   137,500   Accenture Ltd. (b) (L)                                    3,500,750
    14,000   Apollo Group, Inc., Class A (b) (L)                         929,460
    15,200   Avocent Corp. (b)                                           480,928
    16,890   CSG Systems International, Inc. (b) (L)                     366,682

     7,420   Cyberoptics Corp. (b) (L)                                   103,361
     9,600   Education Management Corp. (b)                              309,504
     9,480   Gevity HR, Inc. (L)                                         258,235
     3,600   Global Payments, Inc. (L)                                   279,792
     6,900   Heidrick & Struggles International, Inc. (b) (L)            223,422
     8,080   IKON Office Solutions, Inc.                                  80,638
     6,000   ITT Educational Services, Inc. (b)                          296,100
    16,790   John H. Harland Co.                                         745,476
     5,900   McGrath Rentcorp (L)                                        167,147
    58,300   Pitney Bowes, Inc.                                        2,433,442
     6,100   Pre-Paid Legal Services, Inc. (L)                           236,070
    14,500   Rent-Way, Inc. (b) (L)                                       99,615
     5,600   Robert Half International, Inc.                             199,304
     1,300   The Corporate Executive Board Co. (L)                       101,374
    64,100   Xerox Corp. (b)                                             874,965
    39,700   XM Satellite Radio Holdings, Inc., Class A (b) (L)        1,425,627
                                                                  --------------
                                                                      13,441,176
                                                                  --------------

Computer Services and Software (6.5%):
    55,240   Adobe Systems, Inc.                                       1,648,914
    32,900   Affiliated Computer Services Inc., Class A (b) (L)        1,796,340
     4,620   ANSYS, Inc. (b) (L)                                         177,824
     4,300   Anteon International Corp. (b) (L)                          183,868
    39,900   Automatic Data Processing, Inc.                           1,717,296
     5,700   Avid Technology, Inc. (b)                                   235,980
   403,500   Cisco Systems, Inc. (b)                                   7,234,755
     2,700   Dassault Systemes SA                                        139,959
   185,300   Dell, Inc. (b)                                            6,337,260
    21,200   Earthlink, Inc. (b)                                         226,840
     7,870   Epicor Software Corp. (b)                                   102,310
     3,300   F5 Networks, Inc. (a) (b) (L)                               143,451
    11,500   GSI Commerce Inc. (b)                                       228,850
   115,500   Hewlett Packard Co.                                       3,372,600
     3,600   Imation Corp. (L)                                           154,332
     5,700   Infosys Technologies Ltd.                                   423,396
     8,700   Infousa, Inc. (L)                                            92,394
   100,300   International Business Machines Corp.                     8,046,066
    10,240   Intervideo, Inc. (b) (L)                                    102,707
     5,900   Jack Henry & Associates, Inc.                               114,460
     7,790   Komag, Inc. (b) (L)                                         248,968
   108,000   Lenovo Group Ltd.                                            52,208
    22,900   Lexmark International, Inc. (b)                           1,398,045
    10,900   Manhattan Associates, Inc. (b) (L)                          252,880
   159,600   Maxtor Corp. (b) (L)                                        702,240
   495,300   Microsoft Corp.                                          12,744,069
     3,970   Microstrategy, Inc. (b) (L)                                 279,051
   403,800   Oracle Corp. (b)                                          5,003,082
    35,100   Parametric Technology Corp. (b)                             244,647
    28,900   Perot Systems Corp., Class A (b) (L)                        408,935
     3,120   Progress Software Corp. (b) (L)                              99,122
    34,000   Red Hats, Inc. (b) (L)                                      720,460
     4,700   SAP AG                                                      815,884
     2,400   SAP AG - ADR                                                103,992
     8,300   SERENA Software, Inc. (b) (L)                               165,419
    16,000   Sonic Solutions (b)                                         344,000
     7,370   Sybase, Inc. (b) (L)                                        172,605
     8,700   Syntel, Inc. (L)                                            169,563
     6,700   THQ, Inc. (b) (L)                                           142,844
     8,080   Transaction Systems Architects, Inc. (b) (L)                225,028
    11,000   Trend Micro, Inc.                                           348,482
    23,000   Trizetto Group, Inc. (b) (L)                                324,760
    34,330   United Online, Inc. (L)                                     475,471

     9,200   Wipro, Ltd. - ADR (L)                                        95,312
                                                                  --------------
                                                                      58,016,669
                                                                  --------------

Construction and Building Materials (1.9%):
    32,500   Bouygues SA                                               1,515,045
     3,100   Brookfield Homes Corp. (L)                                  172,143
    18,581   CRH Plc                                                     505,107
    86,100   D. R. Horton, Inc.                                        3,118,541
     4,110   Eagle Materials (L)                                         498,831
     6,100   Granite Construction, Inc. (L)                              233,264
    29,000   Hovnanian Enterprises - A (b) (L)                         1,484,800
    33,000   Jacobs Engineering Group, Inc. (b) (L)                    2,224,200
    39,800   Lafarge North America, Inc. (L)                           2,690,878
     3,400   Lafarge SA                                                  300,025
     5,500   Lennar Corp. Class A (L)                                    328,680
     3,500   Quanex Corp. (L)                                            231,770
     3,440   Ryland Group, Inc. (L)                                      235,365
    41,000   Sekisui House Ltd.                                          503,274
    48,160   Standard-Pacific Corp. (L)                                1,999,122
    18,000   The Stanley Works                                           840,240
     4,700   WCI Communities, Inc. (b) (L)                               133,339
                                                                  --------------
                                                                      17,014,624
                                                                  --------------

Consumer Products (3.3%):
    60,309   Amcor Ltd.                                                  308,927
    27,000   Cintas Corp.                                              1,108,350
     4,100   CNS, Inc. (L)                                               106,887
    46,200   General Mills, Inc.                                       2,226,840
   122,300   Gillette Co.                                              7,117,859
    19,800   Herman Miller, Inc.                                         599,940
    11,200   HNI Corp.                                                   674,464
    11,500   Industria de Diseno Textil, SA                              338,541
     7,890   K-Swiss, Inc. (L)                                           233,307
    74,300   Kimberly-Clark Corp.                                      4,423,079
     5,700   L'OREAL SA                                                  442,859
   258,000   Li & Fung Ltd.                                              596,984
     3,400   Michelin                                                    200,345
    19,000   Nikon Corp.                                                 240,099
    10,900   Nu Skin Enterprises, Inc.                                   207,645
     6,800   Polo Ralph Lauren Corp.                                     342,040
    92,700   Procter & Gamble Co. (L)                                  5,511,942
    34,680   Sherwin-Williams Co.                                      1,528,348
     4,820   Stanley Furniture Co., Inc.                                 126,236
    27,000   Timberland Co., Class A (b) (L)                             912,060
    17,620   Toro Co. (L)                                                647,711
    37,000   Toto Ltd.                                                   293,858
     5,100   Tupperware Corp. (L)                                        116,178
     3,700   UniFirst Corp.                                              129,759
     3,500   Unilever Plc                                                249,569
    10,700   Wolseley Plc                                                226,939
    23,000   Yakult Honsha Co., Ltd.                                     583,525
     8,400   Yankee Candle Co.                                           205,800
                                                                  --------------
                                                                      29,700,091
                                                                  --------------

Diversified Operations (4.3%):
    59,100   3M Co.                                                    4,335,576
     7,600   Acuity Brands, Inc. (L)                                     225,492
    15,500   Barlow Ltd.                                                 283,737
    25,401   Brambles Industries Ltd.                                    171,805
    21,400   Brambles Industries plc                                     131,829
   120,900   Cendant Corp.                                             2,495,376
   164,428   First Data Corp.                                          6,577,120
   332,400   General Electric Co.                                     11,191,909
     9,340   Harsco Corp.                                                612,424
    30,000   Mitsubishi Corp.                                            593,011
     5,000   Rofin-Sinar Technologies, Inc. (b) (L)                      189,950
     7,000   Shin-Etsu Chemical Co., Ltd.                                305,771
    99,000   Sumitomo Corp.                                            1,046,611

    22,900   Teleflex, Inc.                                            1,614,450
   131,000   Thermo Electron Corp. (b)                                 4,047,900
   144,500   Tyco International Ltd.                                   4,024,325
     6,803   Wesfarmers Ltd.                                             208,515
                                                                  --------------
                                                                      38,055,801
                                                                  --------------

Electronics (4.2%):
     8,100   Ade Corp. (b) (L)                                           182,088
     5,200   Advantest Corp.                                             403,812
    18,499   Agere Systems Inc. (b)                                      192,575
    52,700   Altera Corp. (b) (L)                                      1,007,097
    21,400   Amis Holdings, Inc. (b)                                     253,804
    79,800   Amphenol Corp. - Class A                                  3,219,132
    62,400   Arm Holdings plc                                            129,696
    12,600   ASML Holding N.V. (b)                                       207,486
     3,610   Bel Fuse, Inc., Class B (L)                                 131,512
     5,000   Cabot Microelectronics Corp. (b)                            146,900
    24,300   Cree Research, Inc. (b) (L)                                 607,986
    12,940   Diodes, Inc. (b) (L)                                        469,204
    68,100   Emerson Electric Co.                                      4,889,581
    30,500   Fairchild Semiconductor International, Inc. (b)             453,230
             (L)
     7,800   Fanuc Co Ltd.                                               631,874
   300,500   Flextronics International Ltd. (b) (L)                    3,861,426
     9,400   FLIR Systems, Inc. (b) (L)                                  278,052
   155,500   Freescale Semicondutor Inc. - Class A (b)                 3,640,255
     3,000   Hirose Electric Co. Ltd.                                    350,247
    77,459   Hon Hai Precision Industry Co. Ltd.                         721,242
    10,000   Hubbell, Inc., Class B (L)                                  469,300
    23,700   Infineon Technologies AG (b)                                233,420
    24,400   Intersil Corp., Class A (L)                                 531,432
       800   Keyence Corp.                                               201,483
   103,500   Lam Research Corp. (b)                                    3,153,645
    36,500   Lattice Semiconductor Corp. (b)                             156,220
    26,590   MEMC Electronic Materials, Inc. (b)                         605,986
    10,100   Methode Electronics, Inc. (L)                               116,352
    12,000   Micrel, Inc. (b) (L)                                        134,760
    37,200   Microchip Technology, Inc.                                1,120,464
     8,670   MTS Systems Corp. (L)                                       327,466
     7,200   Multi-Fineline Electronix Inc. (b) (L)                      210,744
     3,700   Murata Manufacturing Co. Ltd.                               206,680
    14,000   Nippon Electric Glass Co., Ltd.                             252,647
       107   Nippon Telegraph & Telephone Corp.                          526,880
    18,500   Novellus Systems, Inc. (L)                                  463,980
     7,300   Omron Corp.                                                 178,119
    88,700   On Semiconductor Corp. (b) (L)                              458,579
     6,300   Photronics, Inc. (b)                                        122,220
    20,500   Pixelworks, Inc. (b) (L)                                    135,095
     5,900   Rohm Co. Ltd.                                               512,840
     9,604   Samsung Electornics - GDR                                 2,732,338
    13,900   Sigmatel, Inc. (b) (L)                                      281,336
     8,200   Sony Corp.                                                  269,908
    13,100   STMicroelectronics NV                                       225,985
     7,800   Synopsis, Inc. (b)                                          147,420
    47,919   Taiwan Semiconductor ADR                                    393,894
     3,600   TDK Corp.                                                   257,007
    47,700   Teradyne, Inc. (b) (L)                                      787,050
    14,100   Tokyo Electron Ltd.                                         750,291
     1,200   Ushio Inc.                                                        0
     4,600   Veeco Instruments, Inc. (b)                                  73,784
                                                                  --------------
                                                                      37,814,524
                                                                  --------------

Energy (3.1%):
     4,000   AES Corp. (b)                                                65,720
    10,800   Chubu Electric Power Co., Inc.                              263,996
    91,000   El Paso Corp.                                             1,264,900

     6,400   Empire District Electric Co. (L)                            146,368
    13,660   Energy Partners Ltd. (b) (L)                                426,465
    96,374   Exelon Corp.                                              5,150,227
     1,800   Headwaters, Inc. (b) (L)                                     67,320
    11,900   Iberdrola SA                                                333,532
    17,100   Kansai Electric Power, Inc.                                 378,005
    32,100   Korea Electric Power Corp                                   568,491
    17,900   Oklahoma Gas & Electric Co. (L)                             502,990
    24,400   Pepco Holdings, Inc.                                        567,788
    63,600   PG&E Corp. (L)                                            2,496,300
    11,000   Scottish & Southern Energy Plc                              200,223
    79,440   Sierra Pacific Resources (b) (L)                          1,179,684
     5,400   Tokyo Electric Power Co.                                    136,763
    65,000   Tokyo Gas Ltd.                                              264,428
     3,100   UIL Holdings Corp. (L)                                      162,161
    50,200   Valero Energy (L)                                         5,675,611
     6,600   Veba AG                                                     609,454
    13,330   Westar Energy, Inc. (L)                                     321,653
   140,500   Williams Co., Inc. (L)                                    3,519,525
   156,400   Xcel Energy, Inc. (L)                                     3,067,004
                                                                  --------------
                                                                      27,368,608
                                                                  --------------

Entertainment and Leisure (0.2%):
     4,800   Carnival plc                                                248,864
    23,800   Regal Entertainment Group (L)                               476,952
    27,000   Walt Disney Co. (the)                                       651,510
                                                                  --------------
                                                                       1,377,326
                                                                  --------------

Financial Services (7.2%):
     6,600   Accredited Home Lenders (b) (L)                             232,056
    15,900   Advance America Cash Advance (L)                            210,675
    11,510   Advanta, Class B (L)                                        324,927
     2,200   Affiliated Managers Group, Inc. (b) (L)                     159,324
     2,760   AIFUL Corp.                                                 231,624
    57,660   American Capital Strategies                               2,113,816
     5,950   American Home Mortgage Investment Corp. (L)                 180,285
    12,100   Ares Capital Corp. (L)                                      196,988
    18,220   Bay View Capital Corp.                                      279,130
    35,200   BISYS Group, Inc. (b)(c)                                    472,736
     3,800   BKF Capital Group Inc. (L)                                  117,534
     8,000   Calamos Asset Management                                    197,440
    57,000   Capital One Financial Corp. (L)                           4,532,640
    16,900   CapitalSource Inc. (b) (L)                                  368,420
       600   Certegy, Inc.                                                24,012
    20,040   Charter Municipal Mortgage Acceptance (L)                   410,820
   298,276   Citigroup, Inc.                                          13,577,524
    95,000   Commerce Assets Holdings                                    141,170
     8,920   CompuCredit Corp. (b) (L)                                   396,226
   122,798   Countrywide Credit Industries, Inc.                       4,049,878
     2,520   Deutsche Boerse AG                                          241,176
    67,900   E*TRADE Financial Corp. (b) (L)                           1,195,040
     7,800   eFunds Corp. (b)                                            146,874
     7,200   Euronext NV                                                 317,847
    59,300   Federal Home Loan Mortgage Corp.                          3,348,078
    23,036   Fidelity National Financial, Inc.                         1,025,563
    15,900   Friedman, Billings, Ramsey Group, Inc.                      162,021
    45,000   Fubon Financial Holding Co., Ltd. (R)                       412,227
    31,600   Goldman Sachs Group, Inc.                                 3,841,928
    61,100   HBOS Plc                                                    922,466
       500   Heartland Payment Systems Inc. (b) (L)                       11,930
     4,300   Huron Consulting Group, Inc. (b) (L)                        115,326

    28,279   ING Groep NV                                                844,760
    25,000   Lazard Ltd. - Class A (L)                                   632,500
    41,100   Lehman Brothers Holdings, Inc. (L)                        4,787,328
    60,800   MBIA, Inc. (L)                                            3,685,696
   291,100   MBNA Corp.                                                7,172,704
     4,990   Novastar Financial, Inc. (L)                                164,620
     6,900   ORIX Corp.                                                1,248,235
    52,700   Paychex, Inc.                                             1,954,116
    36,200   PNC Financial Services Group                              2,100,324
     7,400   SEI Investments Co.                                         278,092
     3,400   The First Marblehead Corp.                                   86,360
     8,305   UBS AG                                                      708,783
                                                                  --------------
                                                                      63,621,219
                                                                  --------------

Food and Beverages (3.3%):
    31,900   Aramark Corp. (L)                                           852,049
   161,100   Archer-Daniels-Midland Co.                                3,972,726
    20,000   Cadbury Schweppes PLC                                       202,363
     5,200   Carrefour SA                                                239,962
     9,900   Chiquita Brands International, Inc. (L)                     276,705
     8,000   Coca-Cola Co.                                               345,520
     4,900   Gold Kist, Inc. (b) (L)                                      95,795
     4,700   Groupe Danone                                               507,944
    24,200   Hormel Foods Corp.                                          798,358
     9,700   Koninklijke Numico NV (b)                                   425,756
    87,800   Kraft Foods, Inc. Class A (L)                             2,685,802
       100   Lindt & Spruengli AG-PC                                     168,671
     5,360   Nash Finch Co. (L)                                          226,138
     4,842   Nestle SA                                                 1,423,786
    14,300   PepsiAmericas, Inc.                                         325,039
   127,500   PepsiCo, Inc.                                             7,230,526
    54,600   Pilgrim's Pride Corp. (L)                                 1,987,440
    10,920   Ruddick Corp.                                               251,706
    54,000   SUPERVALU, Inc.                                           1,680,480
    52,300   Sysco Corp.                                               1,640,651
    37,500   Unilever NV - New York Shares - ADR                       2,679,375
   117,700   Unilever Plc                                              1,232,548
    45,132   Woolworths Ltd.                                             572,966
                                                                  --------------
                                                                      29,822,306
                                                                  --------------

Forest and Paper Products (1.0%):
    27,800   Abitibi-Consolidated, Inc.                                  111,890
    72,500   Georgia Pacific Corp.                                     2,469,350
    66,000   Meadwestvaco Corp. (L)                                    1,822,920
    10,000   Norske Skogsindustrier Asa                                  148,349
    11,100   Upm-Kymmene Oyj                                             222,795
    59,400   Weyerhaeuser Co.                                          4,083,749
                                                                  --------------
                                                                       8,859,053
                                                                  --------------

Health Services (3.6%):
    41,500   Aetna, Inc.                                               3,574,810
    43,500   AFLAC, Inc.                                               1,970,550
     4,000   American Healthways, Inc. (b) (L)                           169,600
     5,500   American Retirement Corp. (b)                               103,565
    15,200   AMERIGROUP Corp. (b) (L)                                    290,624
    18,600   Cerner Corp. (b) (L)                                      1,616,898
    22,100   Coventry Health Care, Inc. (b)                            1,901,042
    50,600   Express Scripts, Inc., Class A (b)                        3,147,320
     4,160   Genesis Healthcare (b)                                      167,731
    59,100   HCA, Inc.                                                 2,832,072
    68,700   Health Management Associates, Inc., Class A (L)           1,612,389
     8,600   IDX Systems Corp. (b) (L)                                   371,348
     2,900   LCA-Vision, Inc.                                            107,648
     2,500   Lifepoint Hospitals, Inc. (b)                               109,325
     6,900   Manor Care, Inc. (L)                                        265,029
    61,100   McKesson Corp.                                            2,899,195
    49,200   PacifiCare Health Systems, Inc.                           3,925,176

             (b)
    40,800   Quest Diagnostics, Inc.                                   2,062,032
     2,800   Sierra Health Services, Inc. (b) (L)                        192,836
    39,200   Stryker Corp.                                             1,937,656
    11,200   Triad Hospitals, Inc. (b)                                   507,024
     8,400   Universal Health Services, Inc, Class B (L)                 400,092
    56,100   Varian Medical Systems, Inc. (b) (L)                      2,216,511
                                                                  --------------
                                                                      32,380,473
                                                                  --------------

Hotels and Other Lodging Places (0.1%):
     8,400   Accor SA                                                    425,504
   156,000   Shangri-La Asia Ltd.                                        252,375
                                                                  --------------
                                                                         677,879
                                                                  --------------

Insurance (7.7%):
    27,200   Ace Ltd.                                                  1,280,304
    47,809   Aegon NV                                                    711,778
     5,500   Allianz Ag                                                  745,241
    60,100   Allstate Corp.                                            3,322,929
    15,200   American Equity Investment Life Holding Co. (L)             172,520
    69,679   American International Group, Inc.                        4,317,311
   131,500   Aon Corp.                                                 4,218,520
     5,090   Arch Capital Group Ltd. (b)                                 252,413
     9,500   Aspen Insurance Holdings Ltd                                280,725
    25,400   Assurant, Inc.                                              966,724
     9,200   Axa                                                         253,310
        46   Berkshire Hathaway, Inc. Class A (b)                      3,772,000
    12,520   Cathay Financial Holding Co., Ltd.                          233,532
     7,900   China Life Insurance Co. - ADR (b)                          243,794
    43,000   Chubb Corp.                                               3,850,650
    79,700   CIGNA Corp.                                               9,393,442
    21,700   Everest Re Group, Ltd.                                    2,124,430
   129,000   Genworth Financial, Inc., Class A                         4,158,960
    57,800   Hartford Financial Services Group, Inc. (L)               4,460,426
    54,200   Insurance Australia Group Ltd.                              225,914
     1,600   James River Group, Inc.. (b)                                 28,160
    81,000   Marsh & McLennan Cos., Inc.                               2,461,590
        43   Millea Holdings, Inc.                                       690,611
    44,000   Mitsui Marine And Fire                                      510,201
    32,300   Montpelier RE Holdings Ltd. (L)                             802,655
    11,800   Platinum Underwriter Holdings Ltd.                          352,702
    61,700   Promina Group Ltd.                                          235,509
    19,904   QBE Insurance Group Ltd.                                    283,837
    41,300   Reinsurance Group of America, Inc. (L)                    1,846,110
     3,360   Selective Insurance Group, Inc. (L)                         164,304
    94,739   St. Paul Cos., Inc.                                       4,250,939
     9,439   Swiss Re                                                    622,480
     5,090   United Fire & Casualty Co. (L)                              229,610
   197,000   UnumProvident Corp. (L)                                   4,038,500
    73,800   Wellpoint, Inc. (b)                                       5,595,516
    39,300   Yasuda F & M Insurance                                      521,249
                                                                  --------------
                                                                      67,618,896
                                                                  --------------

Internet Services (0.9%):
    30,400   Asiainfo Holdings, Inc. (b) (L)                             147,440
    19,100   Checkfree Corp. (b) (L)                                     722,362
    16,200   CNET Networks, Inc. (b) (L)                                 219,834
    16,600   InfoSpace, Inc. (b) (L)                                     396,242
    15,400   Ipass, Inc. (b)                                              82,852
     4,050   j2 Global Communications, Inc. (b) (L)                      163,701
     4,500   Netease.com Inc.- ADR (b) (L)                               405,045
    20,200   Openwave Systems, Inc. (b) (L)                              363,196
    19,000   Softbank Corp.                                            1,056,301

   200,812   Symantec Corp. (b)                                        4,550,400
     3,390   WebEx Communications, Inc. (b) (L)                           83,089
       112   Yahoo Japan Corp.                                           131,451
       112   Yahoo Japan Corp. (b)                                       133,427
                                                                  --------------
                                                                       8,455,340
                                                                  --------------

Machinery and Equipment (1.2%):
    17,100   Atlas Copca AB, A Shares                                    331,940
     3,400   Cascade Corp. (L)                                           165,580
    74,100   Caterpillar, Inc.                                         4,353,374
    12,000   Eaton Corp.                                                 762,600
    29,200   Fastenal Co. (L)                                          1,783,828
     2,600   Gardner Denver Machinery, Inc. (b)                          115,960
    10,150   Graco, Inc. (L)                                             347,942
     7,800   Lennox International, Inc. (L)                              213,798
     2,000   NIDEC Corp.                                                 119,132
     2,000   Nidec CORP. (b)                                             117,720
    11,200   Schneider SA                                                887,057
     3,600   SMC Corp.                                                   480,021
     8,500   Stewart & Stevenson Services, Inc. (L)                      202,725
    31,600   Zebra Technologies Corp., Class A (b)                     1,235,244
                                                                  --------------
                                                                      11,116,921
                                                                  --------------

Manufacturing (1.4%):
     6,900   Applied Industrial Tech, Inc.                               247,572
    13,100   Assa Abloy AB Class B                                       185,634
     6,100   Cummins, Inc. (L)                                           536,739
    25,600   FEI Co. (b)                                                 492,800
     3,000   Greif Brothers Co., Class A                                 180,300
     7,700   Hexcel Corp. (b)                                            140,833
    16,700   Illinois Tool Works, Inc.                                 1,374,911
    90,100   Ingersoll-Rand Co.                                        3,444,523
    10,000   INI Steel Co. (b)                                           259,241
    10,000   Kao Corp.                                                   246,647
     7,000   LSI Industries, Inc. (L)                                    133,000
     4,400   Moog, Inc. (b)                                              129,888
     1,800   NACCO Industries, Inc.                                      206,010
     3,300   Nordson Corp.                                               125,499
     4,285   Norske Skogindustrier Asa  Rights                             9,593
    46,800   Parker Hannifin Corp.                                     3,009,708
    19,800   Siemens AG                                                1,531,192
     5,100   Standex International Corp. (L)                             134,283
                                                                  --------------
                                                                      12,388,373
                                                                  --------------

Medical Products (4.3%):
    92,000   Amgen, Inc. (b)                                           7,329,639
    12,950   Applera Corp.-Celera Genomics                               157,084
             Group (b)
    79,000   Baxter International, Inc.                                3,149,730
    33,600   Beckman Coulter, Inc.                                     1,813,728
    36,500   Biomet, Inc. (L)                                          1,266,915
     2,700   Biosite Diagnostics, Inc. (b) (L)                           167,022
     8,600   Cantel Medical Corp. (b) (L)                                180,944
     6,600   Cooper Cos., Inc. (L)                                       505,626
    38,000   Depomed, Inc. (b) (L)                                       246,240
    19,200   Diagnostic Products Corp. (L)                             1,012,416
     6,900   Dj Orthopedics, Inc. (b) (L)                                199,686
    26,310   Exelixis, Inc. (b) (L)                                      201,798
    64,064   Genzyme Corp. (b)                                         4,589,545
     7,710   Haemonetics Corp. (b) (L)                                   366,456
    41,700   Health Net, Inc. (b)                                      1,973,244
     2,200   Hoya Corp.                                                   73,191
     6,600   Hoya Corp. (b)                                              224,815
    88,900   Johnson & Johnson, Inc.                                   5,625,592
    60,000   Laboratory Corp. of America                               2,922,600
             Holdings (b)
     3,940   Landauer, Inc.                                              193,060

    23,400   Medtronic, Inc.                                           1,254,708
     2,800   Millipore Corp. (b)                                         176,092
    27,000   Patterson Co., Inc. (b) (L)                               1,080,810
     1,860   Per-Se Technologies, Inc. (b) (L)                            38,428
    32,000   Sanofi-Synthelabo SA                                      2,652,104
     9,500   Steris Corp. (L)                                            226,005
     2,100   Syneron Medical, Ltd. (b)                                    76,734
    20,380   Zeneca Group Plc                                            949,927
                                                                  --------------
                                                                      38,654,139
                                                                  --------------

Metals and Mining (0.9%):
    16,200   Alcan, Inc.                                                 514,496
    14,023   Broken Hill Proprietary Co. Ltd.                            238,190
    17,600   Cameco Corp.                                                940,750
     4,890   Carpenter Technology Corp.                                  286,603
    10,100   Century Aluminum Co. (b) (L)                                227,048
     9,540   Commercial Metals Co.                                       321,880
     9,000   Companhia Vale do Rio Doce ADR (L)                          744,930
    13,300   Inco Ltd. (L)                                               629,755
     3,900   Mining and Metallurgical Company Norilsk Nickel             309,465
     4,800   Mueller Industries, Inc. (L)                                133,296
    20,263   Noranda, Inc.                                               542,594
     6,510   NS Group, Inc. (b) (L)                                      255,518
    47,900   Repsol Ypf S.A.                                           1,556,765
     2,300   Schnitzer Steel Industries, Inc. (L)                         74,911
    25,400   Southern Peru Copper Corp                                 1,421,384
     9,900   Xstrata plc                                                 257,254
                                                                  --------------
                                                                       8,454,839
                                                                  --------------

Oil and Gas (6.9%):
     3,500   Alon USA Energy, Inc. (b)                                    84,525
     4,800   Billiton Plc                                                 77,775
     7,900   Canadian Natural Resources                                  357,451
    17,800   Chesapeake Energy Corp. (L)                                 680,850
   144,792   ChevronTexaco Corp.                                       9,372,386
   121,938   ConocoPhillips                                            8,524,686
    62,380   Devon Energy Corp.                                        4,281,763
     9,650   Eni SpA                                                     287,454
   211,800   Exxon Mobil Corp.                                        13,457,771
     5,600   Global Industries Ltd. (b)                                   82,544
    15,461   Kerr-McGee Corp.                                          1,501,418
     3,277   L'Air Liquide                                               604,416
    32,000   Meridian Resource Corp. (b)                                 133,440
    66,700   NiSource, Inc.                                            1,617,475
    62,100   Occidental Petroleum Corp.                                5,305,203
     2,500   Patterson-UTI Energy, Inc.                                   90,200
   108,000   PetroChina Co. Ltd.                                          90,493
     7,400   Petroleo Brasileiro SA - ADR (L)                            720,276
    14,064   Reliance Industries Ltd. GDR (b)                            507,667
     3,400   Remington Oil & Gas Corp. (b)                               141,100
    91,600   Royal Dutch Shell A Shares                                3,033,347
    47,500   Royal Dutch Shell ADR                                     3,117,900
     5,229   Royal Dutch Shell B Shares                                  181,108
    78,600   Sasol Ltd.                                                3,047,394
     5,100   St. Mary Land & Exploration Co.                             186,660
     6,860   Stone Energy Corp. (b) (L)                                  418,734
     5,900   Suncor Energy, Inc.                                         358,078
       400   Superior Well Services, Inc. (b) (L)                          9,240
     4,000   Swift Energy Co. (b) (L)                                    183,000
     6,420   Tesoro Petroleum Corp. (L)                                  431,681
     1,000   Total SA, Class B                                           273,769
     4,200   Ultra Petroleum Corp. (b)                                   238,896
    19,070   Vintage Petroleum, Inc.                                     870,736
     1,700   Whiting Petroleum Corp (b)                                   74,528
    23,000   XTO Energy, Inc.                                          1,042,360
       400   YUKOS - ADR (b) (L)                                           1,744
                                                                  --------------
                                                                      61,388,068
                                                                  --------------

Pharmaceuticals (6.1%):
   146,500   Abbott Laboratories                                       6,211,599
    53,010   Abgenix, Inc. (b) (L)                                       672,167
     4,100   Altana AG                                                   230,076
    28,800   Amylin Pharmaceuticals (b) (L)                            1,001,952
    16,200   Array Biopharma, Inc. (b) (L)                               116,316
    19,670   Astrazeneca Plc                                             918,933
    14,100   Barr Pharmaceuticals, Inc. (b)                              774,372
    15,700   Bayer AG                                                    578,769
    28,500   Cardinal Health, Inc.                                     1,808,040
    53,540   Cephalon, Inc. (b) (L)                                    2,485,327
    75,000   Chiron Corp. (b) (L)                                      3,271,500
    32,400   Cubist Pharmaceuticals, Inc. (b) (L)                        697,896
    16,450   CV Therapeutics, Inc. (b) (L)                               440,038
    29,900   Daiichi Sankyo CO LTD. (b)                                  613,462
    46,500   Dendreon Corp. (b) (L)                                      312,015
    13,360   Encysive Pharmaceuticals, Inc. (b)                          157,381
    20,100   Endo Pharmaceuticals Holdings, Inc. (b) (L)                 536,067
    46,200   Forest Laboratories, Inc. (b) (L)                         1,800,414
    82,000   Gilead Sciences, Inc. (b) (L)                             3,998,320
    51,400   Hospira, Inc. (b)                                         2,105,858
    16,200   Human Genome Sciences, Inc. (b) (L)                         220,158
    26,500   ICOS Corp. (b) (L)                                          731,930
    48,800   Incyte Pharmaceutical, Inc. (b) (L)                         229,360
   119,000   King Pharmaceuticals, Inc. (b)                            1,830,220
    33,700   Ligand Pharmaceutical, Class B (b) (L)                      341,617
    32,008   Medco Health Solutions, Inc. (b)                          1,754,999
   118,900   Millennium Pharmaceuticals, Inc. (b)                      1,109,337
       400   MWI Veterinary Supply, Inc. (b)                               7,980
     2,600   Neurocrine Biosciences, Inc. (b) (L)                        127,894
    13,300   Neurogen Corp. (b) (L)                                       91,504
    45,761   Novartis AG                                               2,330,832
     4,100   Novo Nordisk A/S, Class B                                   203,384
    19,080   NPS Pharmaceuticals, Inc. (b) (L)                           192,899
   278,515   Pfizer, Inc.                                              6,954,519
     4,800   PRA International (b)                                       145,488
    19,660   Regeneron Pharmaceuticals, Inc. (b) (L)                     186,573
     7,200   Rigel Pharmaceuticals, Inc. (b) (L)                         171,144
     4,067   Roche Holding AG                                            567,342
       667   Sanofi-Aventis                                               55,111
    11,500   Teva Pharmaceutical Industries LTD. (L)                     384,330
    20,900   Trimeris, Inc. (b) (L)                                      320,606
     6,100   UCB SA                                                      322,968
   109,500   Watson Pharmaceutical, Inc. (b)                           4,008,794
    65,300   Wyeth                                                     3,021,431
    17,380   Zymogenetics, Inc. (b) (L)                                  286,770
                                                                  --------------
                                                                      54,327,692
                                                                  --------------

Printing and Publishing (0.9%):
     5,570   Advo, Inc. (L)                                              174,285
    47,400   Dex Media, Inc. (L)                                       1,317,246
    13,300   Journal Register Co. (L)                                    215,194
    65,000   McGraw-Hill Companies, Inc.                               3,122,599
    74,100   Pearson Plc                                                 863,792
     9,700   Reed Elsevier NV                                            134,240
    69,800   Reed International Plc                                      647,600
     7,500   Schibsted ASA                                               234,023
     9,600   Thomson Corp.                                               360,096
     3,100   Thomson Corp.                                               115,953
    14,289   VNU NV                                                      450,445
                                                                  --------------
                                                                       7,635,473
                                                                  --------------

Real Estate (1.5%):

   171,000   Amoy Properties Ltd.                                        272,233
    19,060   Anthracite Capital, Inc. (L)                                220,715
    11,690   Arbor Realty Trust, Inc.                                    328,489
    50,900   Archston-Smith Trust                                      2,029,383
    30,500   Ashford Hospitality Trust (L)                               328,180
    23,600   Boston Properties, Inc.                                   1,673,240
     9,700   Diamondrock Hospitality Co.                                 113,975
    11,300   Equity One, Inc. (L)                                        262,725
    17,000   GMH Communities Trust (L)                                   249,390
     4,500   Highwoods Properties, Inc. (L)                              132,795
    44,500   Homebanc Corp. (L)                                          343,540
    32,990   IndyMac Mortgage Holdings, Inc. (L)                       1,305,744
    41,000   iStar Financial, Inc.                                     1,657,630
     5,500   Jer Investors Trust (b)                                      99,330
     4,600   Medical Properties Trust, Inc.                               45,080
    86,000   Mitsubishi Estate Co.                                     1,182,386
     5,000   Mitsui Fudosan                                               75,318
    10,900   Omega Healthcare Investors, Inc.                            151,728
    46,000   Pulte Homes, Inc. (L)                                     1,974,320
     4,410   Redwood Trust, Inc. (L)                                     214,370
     9,700   Saxon Reit Inc (L)                                          114,945
    26,000   Sun Hung Kai Properties                                     269,301
    15,675   Technical Olympic USA (L)                                   410,058
                                                                  --------------
                                                                      13,454,875
                                                                  --------------

Restaurants (1.0%):
     7,505   CEC Entertainment, Inc. (b) (L)                             238,359
    48,300   Cheesecake Factory, Inc. (b)                              1,508,892
    10,400   CKE Restaurants, Inc. (L)                                   137,072
    39,600   Darden Restaurants, Inc.                                  1,202,652
     6,300   Jack in the Box, Inc. (b)                                   188,433
   172,500   McDonald's Corp.                                          5,777,025
     6,100   Panera Bread Co., Class A (b) (L)                           312,198
                                                                  --------------
                                                                       9,364,631
                                                                  --------------

Retail (3.6%):
    47,800   Abercrombie & Fitch Co., Class A                          2,382,830
     7,200   AnnTaylor Stores Corp. (b) (L)                              191,160
    16,700   Autozone, Inc. (b)                                        1,390,275
    48,300   Bed Bath & Beyond, Inc. (b)                               1,940,694
    88,400   Blockbuster, Inc. (L)                                       419,900
     4,600   Burlington Coat Factory Warehouse                           174,984
    14,605   Cato Corp. (L)                                              291,078
     4,900   Cawachi, Ltd.                                               191,122
    20,900   Claire's Stores, Inc.                                       504,317
     3,100   Columbia Sportswear Co. (b) (L)                             143,840
    92,000   Dollar General Corp.                                      1,687,280
     8,800   Dollar Tree Stores, Inc. (b) (L)                            190,520
    20,000   DSW Inc. (b) (L)                                            424,000
     2,300   Fast Retailing Co., Ltd.                                    174,753
    45,400   Federated Department Stores, Inc.                         3,035,898
     8,480   Gamestop Corp. (b) (L)                                      266,866
    11,800   Genesco, Inc. (b) (L)                                       439,432
     2,200   Home Depot, Inc.                                             83,908
    53,100   Jusco Ltd.                                                1,068,373
     3,300   Longs Drug Stores Corp.                                     141,537
    33,800   Lowe's Cos., Inc. (L)                                     2,176,720
    20,500   Massmart Holdings Ltd.                                      174,257
    80,800   Michaels Stores, Inc.                                     2,671,248
     7,520   Movie Gallery, Inc. (L)                                      78,133
     3,300   MSC Industrial Direct Co., Inc., Class A                    109,461
     3,900   Pantry, Inc. (b)                                            145,743
    26,600   Quiksilver, Inc. (b) (L)                                    384,370
    11,600   Sears Holding Corp. (b)                                   1,443,272
     5,000   Shimamura Co. Ltd.                                          555,065
     5,000   Shopko Stores, Inc. (b)                                     127,600

    10,900   Stride Rite Corp.                                           139,738
    58,300   Talbots, Inc. (L)                                         1,744,336
       500   TJX Co., Inc.                                                10,240
    12,400   Urban Outfitters, Inc. (b)                                  364,560
    28,900   Wal-Mart Stores, Inc.                                     1,266,398
    43,000   Walgreen Co.                                              1,868,350
   156,406   Walmart De Mexico SA                                        795,572
    18,400   Whole Foods Market, Inc.                                  2,473,880
     7,100   Williams-Sonoma, Inc. (b) (L)                               272,285
                                                                  --------------
                                                                      31,943,995
                                                                  --------------

Technology (2.9%):
    98,000   Agilent Technologies, Inc. (b)                            3,209,500
    25,600   Aquantive, Inc. (b) (L)                                     515,328
    14,700   ATI Technologies, Inc. (b) (L)                              204,918
    40,300   Brooks Automation, Inc. (b) (L)                             537,199
     6,900   Canon, Inc.                                                 373,253
    13,300   Eresearch Technology, Inc. (b) (L)                          188,727
    34,100   Genesis Microchip, Inc. (b) (L)                             748,495
    16,400   Hitachi High Technology Corp.                               292,340
    10,500   Hutchinson Technology, Inc. (b) (L)                         274,260
   405,400   Intel Corp.                                               9,993,110
    41,200   Linear Technology Corp. (L)                               1,548,708
    19,200   Plantronics, Inc. (L)                                       591,552
    95,900   RF Micro Devices, Inc. (b) (L)                              541,835
   176,400   Texas Instruments, Inc. (L)                               5,979,960
    55,200   Western Digital Corp. (b) (L)                               713,736
                                                                  --------------
                                                                      25,712,921
                                                                  --------------

Telecommunications (3.6%):
    53,700   ALLTEL Corp.                                              3,496,407
    72,900   America Movil (L)                                         1,918,728
   106,700   Avaya, Inc. (b)                                           1,099,010
    59,900   CenturyTel, Inc. (L)                                      2,095,302
     8,300   Ditech Communications Corp. (b) (L)                          55,942
    34,600   Dobson Communications Corp. (b) (L)                         265,728
     6,800   Ericsson - ADR (L)                                          250,512
   198,000   Hutchison Telecommunications                                287,141
             International, Ltd. (b)
   130,300   Koninklijke (Royal) KPN NV                                1,171,794
    35,500   Korea Telecom Corp.                                         798,750
    62,800   Magyar Telekom                                              324,788
    13,300   Nokia Oyj - Class A                                         223,502
    73,200   Polycom, Inc. (b)                                         1,183,644
    16,600   Portugal Telecom, SGPS, SA                                  152,086
    44,930   Premiere Global Services, Inc. (b) (L)                      367,527
 1,309,500   PT Telekomunikasi Indonesia                                 681,500
    40,900   Qualcomm, Inc.                                            1,830,275
    10,560   Rural Cellular Corp. (b)                                    128,410
    18,200   SBC Communications, Inc.                                    436,254
   398,500   Singapore Telecommunications Ltd. (R)                       578,049
    17,700   Societe Europeenne Satellite                                277,599
   301,781   Sprint Corp.                                              7,176,353
     2,077   Swisscom AG                                                 681,644
   250,000   Telefonaktiebolaget LM Ericsson                             915,585
    50,203   Telefonica De Espana                                        824,280
     9,400   Telefonos de Mexico ADR (L)                                 199,938
    34,886   Telekom Austria AG                                          696,013
    79,500   Telesp Celular Participa - ADR (L)                          310,845
    11,500   Telus Corp.                                                 469,297
     8,200   Telus Corp.                                                 342,827
 1,267,568   Vodafone Group Plc                                        3,307,265
                                                                  --------------
                                                                      32,546,995
                                                                  --------------

Transportation (2.1%):
     5,640   Alexander & Baldwin                                         300,274

    13,690   Arkansas Best Corp. (L)                                     477,370
    48,900   CNF, Inc.                                                 2,567,250
    67,000   CSX Corp.                                                 3,114,160
    15,800   Deutsche Post AG                                            371,034
    32,000   Expeditors International of Washington, Inc. (L)          1,816,960
     4,500   Knight Transportation, Inc. (L)                             109,620
     2,400   Landstar System, Inc.                                        96,072
   197,939   Qantas Airways, Ltd.                                        509,229
    19,250   Ryder System, Inc. (L)                                      658,735
   270,000   Southwest Airlines Co.                                    4,009,500
     6,300   TNT Post Group NV                                           156,982
    10,000   Veolia Environnement                                        372,458
   102,300   Werner Enterprises, Inc. (L)                              1,768,767
    11,500   World Air Holdings, Inc. (b) (L)                            121,900
    35,000   Yamato Transport                                            576,333
    41,800   Yellow Roadway Corp. (b) (L)                              1,731,356
                                                                  --------------
                                                                      18,758,000
                                                                  --------------

Waste Management (0.9%):
   292,900   Waste Management, Inc.                                    8,379,869
                                                                  --------------
TOTAL COMMON STOCKS                                                  879,400,450
                                                                  --------------

EXCHANGE TRADED FUNDS (0.2%):
    21,600   i Shares Russell 1000                                     1,441,800
                                                                  --------------

TOTAL EXCHANGE TRADED FUNDS                                            1,441,800
                                                                  --------------

CASH EQUIVALENTS (1.2%):
10,857,489   JP Morgan Cash Trade Execution                           10,857,489
                                                                  --------------

TOTAL CASH EQUIVALENTS                                                10,857,489
                                                                  --------------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (14.6%):
60,000,000   Goldman Sachs & Co. Repurchase Agreement, 3.988%,
             10/3/05 (Purchased on 9/30/05, proceeds at maturity
             $60,019,940, collateralized by various U.S. Government
             Agency and corporate bonds (0.00%-10.176%),
             (6/13/06-9/30/99), fair value $63,000,000)               60,000,000
   664,005   Merrill Lynch Repurchase Agreement, 3.88%, 10/3/05
             (Purchased on 9/30/05, proceeds at maturity $664,220,
             collateralized by various corporate bonds (0.00%-4.125%),
             (10/20/05-8/12/09), fair value $677,285)                    664,005
50,000,000   Merrill Lynch Repurchase Agreement, 4.018%, 10/3/05
             (Purchased on 9/30/05, proceeds at maturity
             $50,016,742, collateralized by various
             corporate bonds (0.00%-9.10%), (2/1/06-4/1/31),
             fair value $52,500,000)                                  50,000,000
 5,000,000   Morgan Stanley Repurchase Agreement, 4.01%, 10/3/05
             (Purchased on 9/30/05, proceeds at maturity
             $5,001,671, collateralized by various
             corporate bonds (0.00%-5.85%), (10/23/06-1/25/45),
             fair value $5,525,000)                                    5,000,000
 4,000,000   Nomura Securities Repurchase Agreement, 4.008%, 10/3/05
             (Purchased on 9/30/05, proceeds at maturity
             $4,001,336, collateralized by various
             corporate bonds 0.00%, (8/25/34-9/25/45),
             fair value $4,200,000)                                    4,000,000
10,000,000   Credit Suisse First Boston LLC Corporate Bond,           10,000,000
             4.058%, 10/3/05
 1,000,000   Morgan Stanley Corporate Bond,                            1,000,000
             4.063%, 10/3/05                                      --------------

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES           130,664,005
                                                                  --------------

TOTAL (COST $884,755,917) (a)                                     $1,022,363,744
                                                                  ==============

----------
Percentages indicated are based on net assets of $892,922,591.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $10,428,503 and by PFIC mark to market of $327,377. Cost for federal income tax differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation .....................   $152,992,094
Unrealized depreciation .....................    (26,140,147)
                                                ------------
Net unrealized appreciation .................   $126,851,947
                                                ============

(b)  Non-income producing securities.

(c)  Investment in affiliate.

(L)  A portion or all of the Security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities liquid.

ADR  American Depository Receipt

GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

NEW COVENANT FUNDS
INCOME FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

  SHARES
    OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                           VALUE
----------   --------------------------------------------------   --------------
ASSET BACKED SECURITIES (17.0%):
 5,260,000   American Home Mortgage                                   $5,201,087
             Investment Trust, 4.85%, 9/1/35(d)
 3,777,707   Assest Backed Funding Securities, 4.25%, 6/25/35          3,767,163
   875,261   Asset Securitization Corp., 7.49%, 4/14/29                  905,389
 3,811,925   Bear Stearns Commercial Mortgage Securities,              3,886,365
             6.08%, 2/15/35
 4,615,000   Bear Stearns Commercial Mortgage Securities,              4,758,707
             5.47%, 6/11/41
 1,195,000   Commercial Mortgage Pass-Through Certificate,             1,227,376
             5.44%, 7/10/37 *
 4,506,379   Countrywide Home Loan, 4.01%, 2/25/35 *                   4,510,763
 3,510,000   General Electric Capital Corp.,                           3,726,904
             6.125%, 2/22/11 (L)
 1,370,000   General Electric Capital Corp., 4.60%, 11/10/38           1,332,270
 5,240,000   GSR Mortgage Loan Trust,                                  5,166,116
             4.56%, 9/25/34 (d)
 3,926,112   Goldman Sachs Mortgage Securities Corp.,                  3,819,879
             2.90%, 1/10/40
   908,977   Harborview Mortgage Loan Trust, 4.06%, 3/19/35 *            907,713
 2,883,865   Indymac Index Mortgage Loan Trust, 4.07%, 9/25/34 *       2,891,907
 3,140,597   Indymac Index Mortgage Loan Trust,                        3,142,559
             4.04%, 11/25/34 *
 4,065,000   JP Morgan Chase Commercial Mortgage Securities            4,015,850
             Co., 4.77%, 3/12/39
 4,170,000   JP Morgan Chase Commercial Mortgage Securities            4,247,135
             Co., 5.38%, 5/15/41 *
 3,135,000   LB-UBS Commercial Mortgage Trust, 4.79%, 10/15/29         3,084,925
 3,885,000   LB-UBS Commercial Mortgage Trust, 4.93%, 9/15/35          3,878,183
 1,666,017   Lehman Brothers, 7.18%, 9/15/19, Series 2000-C4           1,711,042
 4,401,070   Merrill Lynch Mortgage Investors, Inc.,                   4,336,571
             4.50%, 2/25/35 *
   835,000   Residential Asset Mortgage Products, Inc.,                  830,915
             4.00%, 1/25/30
 2,895,000   Residential Asset Mortgage Products, Inc.,                2,930,826
             5.46%, 5/25/32
 5,760,899   Residential Asset Mortgage Products, Inc.,                5,783,148
             5.57%, 6/25/32, Series

             2002-RS3, Class A15
 5,220,000   UBS Commercial Mortgage Trust, 5.59%, 6/15/31             5,412,383
 4,605,000   Wells Fargo Mortgage Backed                               4,439,260
             Securities Trust, 3.54%, 9/25/34 *
 4,115,000   Wells Fargo Mortgage Backed Securities Trust,             4,037,300
             4.54%, 1/25/35 *
 3,732,000   Wells Fargo Mortgage Backed                               3,683,484
             Securities Trust, 4.56%, 2/25/35 (d) *
 4,519,065   Wells Fargo Mortgage Backed                               4,449,369
             Securities Trust, 4.54%, 4/25/35 *
 3,680,000   Wells Fargo Mortgage Backed                               3,555,124
             Securities Trust, 3.50%, 6/25/35 *                   --------------
TOTAL ASSET BACKED SECURITIES                                        101,639,713
                                                                  --------------

CORPORATE BONDS (19.4%):
 2,165,000   Alcan, Inc., 6.125%, 12/15/33 (L)                         2,244,992
   780,000   American General Finance, 4.50%, 11/15/07 (L)               777,598
 1,005,000   Ameriquest Mortgage Securtities Inc.,                     1,002,842
             4.37%, 10/25/33 *
   675,000   AOL Time Warner, Inc., 6.875%, 5/1/12                       738,680
 2,400,000   AOL Time Warner, Inc., 7.625%, 4/15/31                    2,820,259
 5,225,000   Banc of America Mortgage Securities,                      5,153,375
             4.80%, 5/25/35 *
 5,180,000   Banc of America Mortgage Securities,                      5,070,269
             4.63%, 6/25/35 *
 4,885,000   Bank of America Commercial Mortgage, Inc.,                4,800,452
             4.76%, 11/10/39
 1,105,000   Bank of America Commercial Mortgage, Inc.,                1,082,455
             4.50%, 7/10/42
 1,000,000   Bank of America Corp., 4.375%, 12/1/10                      982,731
 3,675,000   Bottling Group Llc, 5.00%, 11/15/13                       3,737,302
 1,125,000   BRE Properties, Inc., 7.125%, 2/15/13                     1,243,582
 3,800,000   Burlington North Santa Fe, 6.75%, 7/15/11                 4,140,396
 2,500,000   Carolina Power & Light, 6.50%, 7/15/12 (L)                2,708,173
   750,000   Carramerica Realty Corp., 5.125%, 9/1/11                    743,556
 1,500,000   Caterpillar Financial Services Corp.,                     1,464,621
             3.70%, 8/15/08
10,000,000   Coca-Cola Enterprises, 0.00%, 6/20/20                     4,447,690
 2,115,000   Duke Realty Corp., 7.05%, 3/1/06                          2,127,783
 1,600,000   EOP Operating LP, 6.80%, 1/15/09                          1,689,432
 1,961,592   FedEx Corp., 6.72%, 1/15/22, Series 98-1A                 2,152,014
 1,950,000   Firstar Bank, 7.125%, 12/1/09                             2,132,986
   610,000   Ford Motor Credit Co., 7.375%, 10/28/09 (L)                 589,734
 3,350,000   General Mills, Inc., 6.00%, 2/15/12                       3,552,819
 5,230,000   General Motors Acceptance Corp., 5.30%, 8/10/38           5,330,490
   970,987   General Motors Acceptance Corp.,                            938,770

             2.96%, 3/10/39
 1,400,000   Household Finance Corp., 6.40%, 6/17/08 (L)               1,461,263
   600,000   Household Finance Corp., 4.75%, 5/15/09                     598,827
 1,500,000   Household Finance Corp., 4.125%, 11/16/09                 1,462,151
 1,070,000   International Paper Co., 6.50%, 11/15/07                  1,104,466
   475,000   International Paper Co., 5.85%, 10/30/12                    487,706
 1,750,000   Kinder Morgan Energy Partners, 7.40%, 3/15/31             2,043,274
 2,235,000   May Department Stores Co., 7.45%, 9/15/11                 2,491,245
 4,000,000   Merrill Lynch & Co., 4.125%, 9/10/09 (L)                  3,911,156
 4,250,000   MetLife, Inc., 5.00%, 6/15/15                             4,203,148
 3,525,000   Morgan Stanley, 3.625%, 4/1/08                            3,443,040
   750,000   National City Corp., 4.50%, 3/15/10 (L)                     744,391
 1,185,000   National City Corp., 6.875%, 5/15/19                      1,373,237
 1,445,000   Pacific Gas & Electric, 6.05%, 3/1/34                     1,508,555
 3,785,000   PNC Funding Corp., 6.125%, 2/15/09                        3,948,872
 2,975,000   SBC Communications, Inc., 4.125%, 9/15/09                 2,902,603
   900,000   Sprint Capital Corp., 7.625%, 1/30/11                     1,008,217
 2,930,000   Sprint Capital Corp., 6.875%, 11/15/28                    3,246,481
 2,000,000   SunTrust Banks, Inc., 4.25%, 10/15/09                     1,971,888
 3,000,000   Washington Mutual, 4.20%, 1/15/10 (L)                     2,930,520
 1,113,762   Washington Mutual, 4.85%, 8/1/20 (d) *                    1,103,626
   815,000   Washington Mutual, 3.81%, 6/25/34 *                         789,334
 1,085,000   Washington Mutual, 3.95%, 7/25/34 *                       1,055,522
 1,874,919   Washington Mutual, 4.66%, 3/25/35 *                       1,854,942
 4,130,000   Washington Mutual, 4.69%, 5/25/35                         4,050,286
 1,095,000   Washington Mutual, 4.69%, 5/25/35 *                       1,076,366
 3,500,000   Wells Fargo Corp., 4.20%, 1/15/10                         3,434,407
                                                                  --------------
TOTAL CORPORATE BONDS                                                115,878,524
                                                                  --------------

MORTGAGE-BACKED SECURITIES (36.1%):
             Fannie Mae
 5,599,344      7.07%, 11/1/06                                         5,673,528
 1,796,393      7.15%, 5/1/07                                          1,835,956
 2,245,728      7.74%, 6/1/07                                          2,317,942
   469,526      6.61%, 9/1/07                                            481,073
 2,133,149      6.23%, 1/1/08                                          2,180,853
 3,574,898      6.36%, 8/1/08                                          3,693,354

   921,558   6.13%, 10/1/08                                              949,175
 1,419,982   7.01%, 11/1/08                                            1,495,553
 4,075,255   6.14%, 4/1/09                                             4,222,111
 4,599,958   7.29%, 12/1/10                                            5,066,212
 3,199,265   6.20%, 1/1/11                                             3,381,327
 2,623,940   6.48%, 1/1/11                                             2,801,928
 1,058,703   4.92%, 4/1/11                                             1,057,057
   948,699   6.09%, 5/1/11                                             1,001,832
 1,323,318   6.305%, 5/1/11                                            1,408,174
 5,973,690   3.95%, 7/1/13                                             5,656,874
 4,414,999   6.00%, 12/25/16, Series 01-71, Class QE                   4,530,218
 1,783,453   6.50%, 8/1/17                                             1,845,419
 2,272,305   4.50%, 1/1/20                                             2,226,614
 4,835,000   4.50%, 10/1/20 (b)                                        4,735,278
 1,785,000   4.50%, 10/1/20 (b)                                        1,748,184
 3,620,000   5.00%, 10/1/20 (b)                                        3,610,950
 1,180,000   5.00%, 10/1/20 (b)                                        1,177,050
 3,015,000   5.00%, 10/1/20 (b)                                        3,007,463
 1,590,000   4.50%, 9/25/25                                            1,580,628
   183,153   7.50%, 5/1/27                                               194,278
   211,843   7.50%, 4/1/29                                               224,856
   179,045   7.50%, 4/1/29, Pool # 323645                                190,043
    13,108   7.50%, 8/1/29, Pool # 252712                                 13,899
   191,130   7.50%, 7/1/30                                               202,870
   715,936   7.50%, 12/1/30                                              759,014
 4,630,000   5.50%, 12/25/30                                           4,667,059
 5,387,386   4.50%, 2/25/31                                            5,291,724
 1,125,000   5.50%, 3/25/31                                            1,129,265
 2,025,279   6.09%, 10/25/31                                           2,036,561
   928,357   7.00%, 6/1/32                                               972,060
 3,014,641   6.50%, 7/1/32                                             3,107,124
 4,208,087   5.50%, 1/25/33                                            4,237,096
   945,480   5.50%, 5/1/33                                               945,657
   952,173   5.50%, 7/1/33                                               952,912
   960,000   4.50%, 7/25/33                                              941,783
 1,447,056   5.50%, 1/1/34                                             1,447,327
 6,010,014   5.50%, 4/1/34                                             6,011,138
   947,751   5.50%, 5/1/34                                               948,486
 5,915,402   5.50%, 2/1/35                                             5,919,994
 5,166,340   4.84%, 6/1/35                                             5,160,503
 2,856,911   5.50%, 8/1/35 (b)                                         2,857,446
 4,925,000   5.375%, 9/1/35 (d)                                        4,931,895
 6,370,000   5.50%, 10/1/35 (b)                                        6,368,012
 4,275,000   5.50%, 10/1/35 (b)                                        4,273,666
 4,700,000   5.50%, 10/1/35 (b)                                        4,769,034
   705,000   5.50%, 10/1/35 (b)                                          705,132
 3,870,193   6.50%, 9/25/42                                            3,985,569
 7,645,000   5.50%, 11/25/43                                           7,683,960
   953,627   6.00%, 1/25/44                                              957,378
 6,272,968   5.95%, 2/25/44                                            6,333,156
 4,280,865   6.00%, 7/25/44                                            4,367,580
   865,195   6.50%, 8/25/44                                              891,711

           Freddie Mac
        64   8.00%, 5/1/06, Pool #E30879                                      65
 5,577,696   6.98%, 10/1/10, Pool #W20024 (d)                          6,053,473
 1,285,000   6.90%, 12/1/10 (d)                                        1,396,538
 3,078,807   4.00%, 8/15/13                                            3,053,850
 1,490,000   4.50%, 8/15/13                                            1,481,407
 4,000,000   4.50%, 5/15/15                                            3,978,505
 3,105,000   4.50%, 7/15/16                                            3,066,931
 4,267,548   3.00%, 3/15/17                                            4,054,349
 4,235,293   6.00%, 5/15/17                                            4,348,020
   966,393   6.50%, 9/1/19                                               998,135
 4,169,000   5.50%, 1/15/28                                            4,198,853
 5,240,000   5.00%, 2/15/28                                            5,226,689
 1,095,000   5.50%, 11/15/28                                           1,102,635
 3,685,000   5.50%, 5/15/29                                            3,710,583
 1,240,000   5.50%, 4/15/30                                            1,247,852
 1,195,355   7.00%, 10/15/30                                           1,214,817
 4,175,000   5.50%, 9/15/31                                            4,197,356
 6,004,660   4.73%, 7/1/35 (d)                                         5,914,590

                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES                                     216,407,589
                                                                    ------------

U.S. TREASURY OBLIGATIONS (15.5%):
 5,315,000   U.S. Treasury Bonds, 7.50%, 11/15/16 (L)                  6,728,875
24,935,000   U.S. Treasury Bonds, 6.00%, 2/15/26 (c) (L)              29,415,520
12,200,000   U.S. Treasury Notes, 2.75%, 8/15/07 (L)                  11,895,964
30,945,000   U.S. Treasury Notes, 3.375%, 11/15/08 (L)                30,216,122
10,825,000   U.S. Treasury Notes, 4.875%, 2/15/12 (L)                 11,193,310
 2,640,000   U.S. Treasury Inflation Protection Bond, 3.375%,
             1/15/07 (L)                                               3,368,245
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                       92,818,036
                                                                    ------------

CLOSED END INVESTMENT COMPANIES (0.4%):
   358,900   MFS Government Markets Income Trust                       2,393,863
                                                                    ------------
TOTAL CLOSED END INVESTMENT COMPANIES                                  2,393,863
                                                                    ------------
CASH EQUIVALENTS (6.7%):
40,202,455   JP Morgan Cash Trade Execution (c)                       40,202,455
                                                                    ------------
TOTAL CASH EQUIVALENTS                                                40,202,455
                                                                    ------------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (4.9%):
 4,000,000   Dresdner Bank AG Repurchase Agreement,
             3.988%, 10/3/05 (Purchased on 9/30/05, proceeds
             at maturity $4,001,329, collateralized by various
             corporate bonds (0.00%-4.375%), (3/15/12-4/25/45),
             fair value $4,200,000)                                    4,000,000
10,000,000   Goldman Sachs & Co. Repurchase Agreement,
             3.988%, 10/3/05 (Purchased on 9/30/05, proceeds
             at maturity $10,003,323, collateralized by various
             U.S. Government Agency and corporate bonds
             (0.00%-10.176%), (6/13/06-9/30/99),
             fair value $10,500,000)                                  10,000,000
 2,643,013   Merrill Lynch Repurchase Agreement, 3.88%, 10/3/05
             (Purchased on 9/30/05, proceeds at maturity
             $2,643,868, collateralized by various
             corporate bonds (0.00%-4.125%), (10/20/05-8/12/09),
             fair value $2,695,873)                                    2,643,013
 1,260,226   Merrill Lynch Repurchase Agreement, 4.018%, 10/3/05
             (Purchased on 9/30/05, proceeds at maturity
             $1,260,648, collateralized by various
             corporate bonds (0.00%-9.10%), (2/1/06-4/1/31),
             fair value $1,323,237)                                    1,260,226
   739,774   Merrill Lynch Repurchase Agreement, 4.018%, 10/3/05
             (Purchased on 9/30/05, proceeds at maturity
             $740,022, collateralized by various
             corporate bonds (0.00%-9.10%), (2/1/06-4/1/31),
             fair value $776,763)                                        739,774
 5,000,000   Morgan Stanley Repurchase Agreement, 4.01%, 10/3/05
             (Purchased on 9/30/05, proceeds at maturity
             $5,001,671, collateralized by various
             corporate bonds (0.00%-5.85%), (10/23/06-1/25/45),
             fair value $5,525,000)                                    5,000,000
 3,000,000   HBOS Treasury Services PLC, NY, 3.96%, 9/27/06            3,000,000
 1,000,000   Credit Suisse First Boston LLC
             Corporate Bond, 4.058%, 10/3/05                           1,000,000
 1,500,000   Morgan Stanley Corporate Bond, 4.063%, 10/3/05            1,500,000
                                                                    ------------
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES            29,143,013
                                                                    ------------

TOTAL (COST $596,796,108) (a)                                       $598,483,193
                                                                    ============

----------
Percentages indicated are based on net assets of $544,201,082

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $1,091,031. Cost for federal income tax differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation......................   $ 5,622,718
Unrealized depreciation......................    (5,026,665)
                                                -----------
Net unrealized appreciation..................   $   596,054
                                                ===========

* Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2005.

(b)  Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.

(d) Fair value determined pursuant to procedures adopted by the Board of Trustees.

(L)  A portion or all of the security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

NEW COVENANT FUNDS
BALANCED GROWTH FUND
Schedule of Portfolio Investments                            September 30, 2005
(Unaudited)

  SHARES
    OR
  SHARES                           SECURITY
  AMOUNT                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
INVESTMENT COMPANIES  (98.5%):
 6,079,142   New Covenant Growth Fund (b)                           $191,736,145
 4,439,306   New Covenant Income Fund (b)                            111,559,754
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                           303,295,899

CASH EQUIVALENTS (1.1%):
 3,239,651   JP Morgan Cash Trade Execution                            3,239,651
                                                                    ------------
TOTAL CASH EQUIVALENTS                                                 3,239,651
                                                                    ------------
TOTAL (COST $280,054,179) (a)                                       $306,535,550
                                                                    ============

----------
Percentages indicated are based on net assets of $307,834,957.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $20,633,895. Cost for federal income tax differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation .....................   $ 6,965,865
Unrealized depreciation .....................    (1,118,388)
                                                -----------
Net unrealized appreciation .................   $ 5,847,477
                                                ===========

(b) Investment in affiliate in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.

SEE NOTES TO FINANCIAL STATEMENTS.

NEW COVENANT FUNDS
BALANCED INCOME FUND
Schedule of Portfolio Investments                             September 30, 2005
(Unaudited)

  SHARES
    OR
 PRINCIPAL                         SECURITY
  AMOUNT                          DESCRIPTION                           VALUE
----------   ----------------------------------------------------   ------------
INVESTMENT COMPANIES (98.5%):
 1,512,553   New Covenant Growth Fund (b)                           $ 47,705,934
 3,065,018   New Covenant Income Fund (b)                             77,023,912
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                           124,729,846
                                                                    ------------
CASH EQUIVALENTS (0.8%):
 1,033,449   JP Morgan Cash Trade Execution                            1,033,449
                                                                    ------------
TOTAL CASH EQUIVALENTS                                                 1,033,449
                                                                    ------------
TOTAL (COST $116,726,479) (a)                                       $125,763,295
                                                                    ============

----------
Percentages indicated are based on net assets of $126,567,696.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $4,250,364. Cost for federal income tax differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation .....................   $5,463,722
Unrealized depreciation .....................     (677,270)
                                                ----------
Net unrealized appreciation .................   $4,786,452
                                                ==========

(b) Investment in affiliate in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.

SEE NOTES TO FINANCIAL STATEMENTS.

New Covenant Funds
September 30, 2005
(Unaudited)

The following is a summary of the significant accounting policies consistently followed by the New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund"), and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually a "Fund", and collectively, the "Funds") in the preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00PM EST.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

New Covenant Funds
September 30, 2005
(Unaudited)

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending
Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective statements of operations.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral at September 30, 2005, was as follows:

                      VALUE OF               VALUE OF            VALUE OF
FUND              SECURITIES LOANED      CASH COLLATERAL    NON-CASH COLLATERAL
----              -----------------      ---------------    -------------------

Growth Fund       $     131,019,249      $   130,664,005    $         3,187,746
Income Fund              91,779,468           29,143,013             64,551,629

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS:
The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will establish or will instruct their custodian to establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid portfolio securities at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund's average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain or will instruct their custodian to maintain in a segregated account cash, U.S. Government securities or other liquid portfolio securities having a value (determined daily) at least equal to

New Covenant Funds
September 30, 2005
(Unaudited)

the amount of the Funds' purchase commitments. In the case of a forward-commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

As of September 30, 2005, the Funds had outstanding when-issued or delayed delivery purchase commitments with corresponding assets segregated, as follows:


FUND
----
Income Fund  ............................     $   33,252,215

RISK FACTORS

The Funds will not invest more than 15% of the value of their net assets that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities"; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are rated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principle and interest, and increase the possibility of default.

The Balanced Growth and Balanced Income Fund Fund ("Balanced Funds") invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne to

New Covenant Funds
September 30, 2005
(Unaudited)

investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Covenant Funds


By /s/ Martin R. Dean
   -----------------------------------
   Martin R. Dean, Treasurer

Date November 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Martin R. Dean
   -----------------------------------
   Martin R. Dean, Treasurer

Date November 28, 2005


By /s/ Robert E. Leech
   -----------------------------------
   Robert E. Leech, President

Date November 28, 2005